BUSINESS DESCRIPTION AND NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
BUSINESS DESCRIPTION AND NATURE OF OPERATIONS

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS

Organization and General

FDCTech, Inc. (“FDCTech,” “the Company,” “we,” “us,” or “our”) is a financial technology company incorporated in the State of Delaware, United States of America, specializing in developing and delivering innovative software solutions and business services to the over-the-counter (“OTC”) brokerage and financial services industries. The Company provides a range of proprietary and third-party technology solutions, including its flagship Condor Trading Technology, which supports multi-asset trading, risk management, and pricing for foreign exchange, equities, commodities, and digital assets. The Company is publicly traded on the OTC markets under the ticker symbol OTC: FDCT and is a fully reporting public company subject to the reporting obligations of the Securities Exchange Act of 1934, as amended.

The Company was founded in January 2016 as a back-office technology solution provider to the OTC brokerage and financial services industries and has transformed into a comprehensive, end-to-end trading platform offering foreign exchange (“FX”), contracts for difference (“CFDs”), equities, bonds, and wealth management services. The Company follows a strategic growth model centered on acquiring, integrating, and scaling legacy financial services firms, and through its acquisitions has expanded its global footprint in wealth management, brokerage, and financial advisory services. These acquisitions and formations include AD Advisory Services Pty Ltd. (2021), Alchemy Markets Ltd. (2022–2023), Alchemy Prime Limited (2023), Alchemytech Ltd., now T.I.C.G. Integrated Solutions Ltd. (2024), Alchemy International Ltd. (2025), Xoala Asia (2025), and Alchemy Markets (Cayman) Ltd. (2026), collectively expanding the Company’s operational footprint across Australia, Malta, the United Kingdom, Cyprus, Seychelles, Mauritius, and the Cayman Islands.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries (collectively, the “Company”) for the three and six months ended June 30, 2026. All intercompany balances and transactions have been eliminated in consolidation.

Corporate Structure and Subsidiaries

FDCTech, Inc. serves as the parent holding company. The following table presents the Company’s consolidated subsidiaries as of June 30, 2026:

Subsidiary	Ownership	Jurisdiction	Primary Business	Markets Served	Technology
AD Advisory Services Ltd. (ADS)	51.00%	Australia	Wealth Management	Australia	Third-party software
Alchemy Markets Ltd. (AML)	100.00%	Malta	FX, CFDs, Stocks, Bonds	Europe (excl. UK)	Condor Trading & Third-party
Alchemy Prime Ltd. (APL)	100.00%	United Kingdom	FX, CFDs	United Kingdom	Condor Trading & Third-party
T.I.C.G. Integrated Solutions Ltd. (ATECH)	100.00%	Cyprus	Technology Services	Europe	Condor Trading
Alchemy International Ltd. (AIL)	99.90%	Seychelles	FX, CFDs	Asia	Condor Trading & Third-party
Xoala Asia (XOA)	100.00%	Mauritius	Payment Intermediary Services	Asia	Third-party
Prime Intermarket Group Eurasia (PIG)	100.00%	Mauritius	FX, CFDs	Asia	Condor Trading & Third-party
Alchemy Markets (Cayman) Ltd. (AML Cayman)	100.00%	Cayman Islands	Securities Investment Business (Broker/Dealer)	International	Condor Trading & Third-party
Xoala AP Cyprus Ltd. (XOA, Cyprus)	100.00%	Cyprus	Intra-group Treasury and Payment Processing	Europe	Third-party

The Company consolidates all subsidiaries in which it holds a controlling financial interest. AD Advisory Services Ltd. (ADS) is consolidated as a majority-owned subsidiary (51.00% ownership), with the remaining 49.00% recognized as a noncontrolling interest in the consolidated balance sheet and statements of operations. Alchemy International Ltd. (AIL) is consolidated at 99.90% ownership, with the remaining 0.10% recognized as a noncontrolling interest. All other subsidiaries are wholly owned (100%) and fully consolidated. Xoala AP Cyprus Ltd. is held 100% through Xoala Asia.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

Nature of Operations

The Company operates through four complementary business segments, as follows:

(a) Margin Brokerage

Through Alchemy Markets Ltd. (Malta, regulated by the Malta Financial Services Authority (“MFSA”), Alchemy Prime Limited (United Kingdom, regulated by the Financial Conduct Authority (“FCA”)), and Alchemy International Ltd. (Seychelles, regulated by the Financial Services Authority (“FSA”)), the Company provides multi-asset online trading services—including foreign exchange (“FX”), contracts for difference (“CFDs”), equities, commodities, and digital assets—to retail and institutional clients globally.

(b) Wealth Management

Through AD Advisory Services Pty Ltd. (Australia, regulated by the Australian Securities and Investments Commission (“ASIC”)), the Company operates a wealth management business with 26 financial advisors collectively managing and advising on approximately $770 million in funds under advice as of June 30, 2026. This segment provides licensing solutions and financial planning services to independent financial advisors operating under the Company’s Australian Financial Services license.

(c) Technology and Software Development

Through FDCTech, Inc. and T.I.C.G. Integrated Solutions Ltd. (Cyprus), a technology, sales, and marketing service provider supporting the Company’s subsidiaries and affiliated companies, the Company develops, licenses, and supports its proprietary Condor Trading Technology suite, which includes the Condor Pro Multi-Asset Trading Platform and the Condor Risk Management back-office system. This technology supports multi-asset trading, risk management, and pricing across FX, equities, commodities, and digital assets and is utilized both internally across the Company’s brokerage subsidiaries and licensed to third-party brokerage firms.

(d) Payment Intermediary Services

Through Xoala Asia (Mauritius, licensed by the Financial Services Commission (“FSC”)), the Company is developing a payment gateway, merchant acquiring, and cross-border payment capabilities to complement its brokerage and wealth management operations. As of June 30, 2026, this segment remains in the development stages and has not yet generated material revenue.

Regulatory Environment

The Company’s brokerage and wealth management subsidiaries operate under licenses and regulatory oversight from multiple international financial regulatory authorities, including the MFSA (Malta), FCA (United Kingdom), FSA (Seychelles), ASIC (Australia), FSC (Mauritius), and, following the acquisition of AML Cayman in June 2026 described below, CIMA (Cayman Islands). The Company’s Cyprus subsidiaries, T.I.C.G. Integrated Solutions Ltd. and Xoala AP Cyprus Ltd., provide intra-group technology, treasury, and payment-processing services; XOA, Cyprus operates under the intra-group exemption in Section 3(3)(n) of the Cyprus Payment Services Law and does not hold a Central Bank of Cyprus payment institution or electronic money institution license. The Company is required to maintain minimum regulatory capital levels and comply with ongoing reporting, conduct-of-business, and anti-money-laundering obligations in each of its operating jurisdictions. Regulatory compliance and capital adequacy are monitored by management on an ongoing basis.

Going Concern Consideration

These consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. Management has evaluated the Company’s ability to continue as a going concern in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 205-40, Presentation of Financial Statements—Going Concern. The Company’s assessment of going concern, including any identified conditions or events that may raise substantial doubt, and management’s plans to mitigate such conditions, are further described in Note 3.

Fiscal Year

The Company’s fiscal year ends on December 31. The consolidated financial statements presented herein are as of and for the three and six months ended June 30, 2026.

Reverse Stock Split

On June 29, 2026, the Company filed a Certificate of Amendment to its Certificate of Incorporation with the Secretary of State of the State of Delaware effecting the reverse stock split, with any resulting fractional share rounded up to the nearest whole share for each holder of record. The Financial Industry Regulatory Authority announced the reverse stock split on its Daily List on July 9, 2026, and the reverse stock split became effective, and the Company’s Common Stock began trading on a post-split basis, at the open of business on July 10, 2026. The number of authorized shares of Common Stock was not affected by the reverse stock split.

In accordance with ASC 260-10-55-12 and SEC Staff Accounting Bulletin Topic 4C, because the reverse stock split became effective after June 30, 2026 but before these consolidated financial statements were issued, all share and per-share amounts in these consolidated financial statements and the accompanying notes have been retroactively adjusted to reflect the reverse stock split for all periods presented. The retroactive adjustment reduced the number of shares of Common Stock issued and outstanding at June 30, 2026 and December 31, 2025 from 423,084,729 to 4,230,868, after rounding fractional shares up to the nearest whole share for each holder of record, reduced the par value of Common Stock from $42,308 to $423 with the difference of $41,885 reclassified to additional paid-in capital, and correspondingly adjusted weighted average shares outstanding and earnings per share for each period presented. The reverse stock split had no effect on total stockholders’ equity, total assets, total liabilities, net income (loss), or cash flows for any period presented.

Board of Directors

At present, the Company has four members of the Board of Directors. Mitchell M. Eaglstein is the acting Chairman of the Company. Mitchell M. Eaglstein and Imran Firoz are the Company’s executive directors and officers. Gope S. Kundnani is not an independent director because he beneficially owns more than 10% of the Company’s outstanding stock. Jonathan Baumgart is an independent director under NYSE and NASDAQ listing standards.

Mitchell M. Eaglstein and Imran Firoz have been Executive Directors of the Company since January 21, 2016.

On June 15, 2021, the Company appointed Jonathan Baumgart as the Director of the Company.

On September 30, 2022, the Company appointed Gope S. Kundnani as the Director of the Company.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

Recent Acquisitions and Developments

Acquisition of Alchemy International Ltd.

On November 11, 2025, the Company finalized the acquisition of Alchemy International Ltd., a Seychelles-licensed securities dealer regulated under license number SD136 by the Financial Services Authority (FSA). The change of control was approved on October 29, 2025, by the FSA.

Establishment of Xoala Asia

On November 6, 2025, Xoala Asia was granted a Payment Intermediary Services license by the Financial Services Commission of Mauritius (license no. GB25204956). Management is in the process of implementing the compliance, technology, and operating framework required by the FSC (including AML/CFT, safeguarding of client funds where applicable, operational resilience, data protection, and reporting). There has been no activity in Xoala Asia for the three and six months ended June 30, 2026.

Establishment of Prime Intermarket Group Eurasia

Effective January 1, 2026, we commenced start-up work under Prime Intermarket Group Eurasia (FXPIG), a Mauritius-based private limited company under Section 24 of the Companies Act. The company was originally established in May 2025, with no operations.

Name Change of Alchemytech Ltd.

In June 2026, Alchemytech Ltd. changed its name to T.I.C.G. Integrated Solutions Ltd. (“ATECH”). The name change did not affect the Company’s ownership of, or the nature of the services provided by, that subsidiary.

Xoala AP Cyprus Ltd.

Xoala Asia holds 100% of Xoala AP Cyprus Ltd. (“XOA, Cyprus”), a Cyprus-incorporated subsidiary that provides intra-group treasury and payment-processing services. Under the intra-group exemption in Section 3(3)(n) of the Cyprus Payment Services Law, no Central Bank of Cyprus payment institution or electronic money institution license is required for XOA, Cyprus.

Acquisition of Alchemy Markets (Cayman) Ltd.

On May 1, 2026, the Company entered into a Share Purchase Agreement with Mr. Raymond Yip, who held the shares subject to the direction of Mr. Gope S. Kundnani, a Director and majority shareholder of the Company, to acquire all 100 issued and outstanding shares of Alchemy Markets (Cayman) Ltd. (“AML Cayman”), a Cayman Islands company incorporated on November 7, 2017 and licensed and regulated by the Cayman Islands Monetary Authority (“CIMA”) under License No. 1612590 to conduct securities investment business. AML Cayman holds a Broker/Dealer license, which authorizes it to buy, sell, subscribe for, or underwrite securities.

The aggregate purchase price is $250,000, payable in two installments: a closing payment of $70,000 due within thirty (30) days of execution of the Share Purchase Agreement, and a regulatory payment of $180,000 due within five (5) business days following receipt of CIMA approval of the change of control. In addition, the Company agreed to pay the seller $107,758 in respect of the regulatory own funds capital of AML Cayman.

On May 19, 2026, CIMA granted conditional approval under Section 8(1) of the Securities Investment Business Act (2020 Revision) for the change in the shareholding and control of AML Cayman, resulting in a change of the ultimate beneficial owner from Mr. Raymond Yip to Mr. Gope Shyamdas Kundnani. The conditional approval requires the licensee to deliver specified board resolutions, director due diligence documentation, an updated register of members, and an updated business plan including outsourcing arrangements, in each case within one (1) month of approval. The transfer of the 100 shares from Mr. Yip to the Company was entered in AML Cayman’s register of members on June 19, 2026, from which date the Company became the sole legal and beneficial owner of AML Cayman.

Because AML Cayman was under the control of Mr. Kundnani both before and after the transfer, the transaction is a transfer of an entity under common control and has been accounted for in accordance with ASC 805-50, Business Combinations — Related Issues. The assets and liabilities of AML Cayman have accordingly been recorded at the transferor’s historical carrying values, applied prospectively from the date of transfer, consistent with the Company’s treatment of its other transfers of entities under common control described in Note 2. No goodwill or intangible asset was recognized in connection with the transfer, and no fair value measurement of the assets acquired or liabilities assumed was performed. AML Cayman conducted no material operations during the period, and its results of operations for the six months ended June 30, 2026 have been included in the consolidated statements of operations; the amounts attributable to the period prior to the transfer are not material to the Company’s consolidated results of operations for any period presented.

Consideration for the acquisition was $250,000. The consideration was paid directly to the seller by Mr. Gope S. Kundnani, a Director and majority shareholder of the Company, on the Company’s behalf, and has been recorded as a capital contribution to additional paid-in capital. The Company made no cash payment in respect of the acquisition, and accordingly the acquisition is reflected as a non-cash transaction and is not presented within investing activities in the condensed consolidated statement of cash flows. The seller has been settled in full. The Company is in the process of finalizing its determination of the fair values of the assets acquired and liabilities assumed as of the acquisition date. Accordingly, the amounts recognized in respect of the acquisition are provisional and may be adjusted during the measurement period in accordance with ASC 805-10-25-13 through 25-19, which may not exceed one year from the acquisition date. The Company expects to complete the purchase price allocation, including the determination of any goodwill or intangible assets recognized, prior to the filing of its Annual Report on Form 10-K for the fiscal year ending December 31, 2026.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

AML Cayman is licensed to conduct securities investment business and, in the period from the acquisition date through June 30, 2026, did not conduct material brokerage operations. For the six months ended June 30, 2026, AML Cayman contributed revenue of $149,769, general and administrative expenses of $107,846, and net income of $41,195, representing approximately 0.6% of consolidated total revenue, 1.3% of consolidated general and administrative expenses, and 0.3% of consolidated net income, respectively.

Name Change of Alchemy Markets Ltd.

On June 1, 2026, the Malta Financial Services Authority (“MFSA”) confirmed its no objection to a change in the name of the Company’s wholly owned Maltese subsidiary, Alchemy Markets Ltd. (C 56519) (“AML”), to “Crestmark Trading Ltd.” The no objection takes effect from the date on which the altered certificate reflecting the new name is issued by the Malta Business Registry (“MBR”), following which the MFSA will issue a revised authorization certificate and annex. The name change does not affect AML’s ownership, governance, capital position, or regulated activities, and has no effect on the Company’s consolidated financial statements. AML is referred to by its current registered name throughout this Report.

Recent Corporate Actions

On September 4, 2025, our Board of Directors unanimously approved, and we obtained the written consent of holders of a majority of our voting power for, corporate actions to (i) amend our Certificate of Incorporation to increase the number of authorized shares of common stock from 500,000,000 to 750,000,000 and the number of authorized shares of preferred stock from 10,000,000 to 15,000,000; and (ii) authorize our Board of Directors, in its discretion, to amend our Certificate of Incorporation not later than June 30, 2026, to effect a reverse stock split of all outstanding shares of common stock in a ratio of not less than 1-for-10 and not more than 1-for-100, to be determined by the Board. The amendment effecting the increase in authorized shares has been filed with the Secretary of State of the State of Delaware and is in effect as of June 30, 2026.

Certificate of Designation of Series B Convertible Preferred Stock

On December 4, 2023, the Company filed a Certificate of Designation of Series B Convertible Preferred Stock (the “Series B Certificate of Designation”) with the Secretary of State of the State of Delaware. The Series B Certificate of Designation designates 3,000,000 shares of the Company’s authorized preferred stock (par value $0.0001 per share) as “Series B Convertible Preferred Stock” and establishes the rights, preferences, privileges, and restrictions of such shares, including a conversion rate of one hundred (100) shares of Common Stock for each one share of Series B Convertible Preferred Stock. Section 4(f) of the Series B Certificate of Designation provides that the conversion rate is not adjusted for stock dividends, splits, combinations or reclassifications of the Common Stock. The principal terms of the Series B Convertible Preferred Stock are described further in Note 9.

Reorganization of Alchemy Markets Ltd. Shareholding

On June 16, 2026, the MFSA confirmed, in terms of Article 10 of the Investment Services Act (Malta), its no objection to the transfer of 1,629,999 ordinary A shares in Alchemy Markets Ltd. (“AML”) from Alchemy Markets Holdings Ltd. to FDCTech, Inc. Alchemy Markets Holdings Ltd. formed part of a prior ownership structure that the Company inherited on its acquisition of AML and no longer serves a functional purpose within the group; the transfer removes it from the ownership chain so that AML is held directly by FDCTech, Inc. The consideration for the transfer is €100, reflecting its character as an internal corporate reorganization. There is no change to the ultimate beneficial ownership of AML and no change or impact to AML’s governance, capital position, or regulated activities. Because both entities were under the common control of the Company both before and after the transfer, the reorganization has no effect on the Company’s consolidated financial position, results of operations, or cash flows for any period presented. The MFSA’s no objection was provided solely from a regulatory viewpoint. The relevant statutory forms have since been filed with the Malta Business Registry and the transfer has been completed.

U.S.-Iran Military Conflict

On February 28, 2026, the United States and Israel launched coordinated joint military strikes against Iran, targeting military, governmental, and nuclear-related sites. Iran subsequently responded with missile and drone attacks targeting Israel, U.S. military bases in the region, and Gulf state infrastructure, and has sought to restrict commercial shipping traffic through the Strait of Hormuz. The Company maintains a sales office in Tel Aviv, Israel. As of the date of this report, the Tel Aviv office has not experienced any material disruption to its operations as a direct result of the conflict, and the safety of the Company’s personnel located there has not been compromised. The Company’s operating subsidiaries are located in the United Kingdom, Malta, Cyprus, Australia, Seychelles, and Mauritius, none of which are in the directly affected region. The conflict has contributed to significant volatility in global energy prices and financial markets, which may affect client trading volumes, foreign currency exchange rates, and the general business environment in which the Company operates. As of the date of this report, the Company has not experienced any material disruption to its business operations as a direct result of the conflict.

Ukraine-Russia Conflict

The geopolitical situation in Eastern Europe intensified on February 24, 2022, with Russia’s invasion of Ukraine. By the end of August 2022, the Company closed its technical support and development office in Russia and relocated its personnel to Turkey, currently considered a neutral zone. No individual associated with the Company is on the Specially Designated Nationals (SDN) and Blocked Persons list. As of the date of this report, there has been no disruption to our operations.

Description of Company’s Securities to be Registered

Effective September 3, 2021, the Company’s description of its common stock, par value $0.0001 per share, to be registered hereunder is contained under the heading “Description of Securities” in the Company’s Registration Statement on Form S-1 (File No. 333-221726), as initially filed with the Securities and Exchange Commission on November 22, 2017, as subsequently amended (the “Registration Statement”). Since the Registration Statement filing, the Company has made all required filings pursuant to Section 15(d) and has continued to file all reports voluntarily.

As of June 30, 2026, the Company had 4,230,868 shares of Common Stock, 4,500,000 shares of Series A Preferred Stock, and 2,371,844 shares of Series B Preferred Stock issued and outstanding. Holders of Series A Preferred Stock are entitled to fifty (50) non-cumulative votes per share on all matters presented to stockholders for action and have no right to convert into the Company’s common stock. The Series B Preferred Stock is non-dilutive and is not subject to stock splits or any other adjustments to the Company’s common stock. Each share of Series B Preferred Stock can be converted into 100 shares of the Company’s common stock at any time by the holder of such shares, subject to the conversion-rate adjustment described above in connection with a qualifying public offering. Series B Preferred Stock is entitled to one (1) vote per share on all matters presented to stockholders for action.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS

Organization and General

FDCTech, Inc. (“FDCTech,” “the Company,” “we,” “us,” or “our”) is a financial technology company incorporated in the State of Delaware, United States of America, and is publicly traded on the OTC markets under the ticker symbol OTC: FDCT. The Company is a fully reporting public company subject to the reporting obligations of the Securities Exchange Act of 1934, as amended.

The Company was founded in January 2016 as a back-office technology solution provider to the over-the-counter (“OTC”) brokerage and financial services industries. Through a series of strategic acquisitions, the Company has evolved into a diversified global financial technology platform. These acquisitions include AD Advisory Services Pty Ltd. (2021), Alchemy Markets Ltd. (2022–2023), Alchemy Prime Limited (2023), and Alchemy International Ltd. (2025), collectively expanding the Company’s operational footprint across Australia, Malta, the United Kingdom, Cyprus, Seychelles, and Mauritius.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries (collectively, the “Company”) for the year ended December 31, 2025. All intercompany balances and transactions have been eliminated in consolidation.

Corporate Structure and Subsidiaries

FDCTech, Inc. serves as the parent holding company. The following table presents the Company’s consolidated subsidiaries as of December 31, 2025:

Subsidiary	Ownership	Jurisdiction	Primary Business	Markets Served	Technology
AD Advisory Services Pty Ltd. (ADS)	51.00%	Australia	Wealth Management	Australia	Third-party software
Alchemy Markets Ltd. (AML)	100.00%	Malta	FX, CFDs, Stocks, Bonds	Europe (excl. UK)	Condor Trading & Third-party
Alchemy Prime Ltd. (APL)	100.00%	United Kingdom	FX, CFDs	United Kingdom	Condor Trading & Third-party
Alchemytech Ltd. (ATECH)	100.00%	Cyprus	Technology Services	Europe	Condor Trading
Alchemy International Ltd. (AIL)	99.90%	Seychelles	FX, CFDs	Asia	Condor Trading & Third-party
Xoala Asia (XOA)	100.00%	Mauritius	Payment Intermediary Services	Asia	Third-party
Prime Intermarket Group Eurasia (PIG)	100.00%	Mauritius	FX, CFDs	Asia	Condor Trading & Third-party

The Company consolidates all subsidiaries in which it holds a controlling financial interest. AD Advisory Services Pty Ltd. (ADS) is consolidated as a majority-owned subsidiary (51.00% ownership), with the remaining 49.00% recognized as a noncontrolling interest in the consolidated balance sheet and statements of operations. All other subsidiaries are wholly owned (100%) and fully consolidated, except for AIL, where the Company owns 99.90%.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

Nature of Operations

The Company operates through four complementary business segments, as follows:

(a) Margin Brokerage

Through Alchemy Markets Ltd. (Malta, regulated by the Malta Financial Services Authority (“MFSA”)), Alchemy Prime Limited (United Kingdom, regulated by the Financial Conduct Authority (“FCA”)), and Alchemy International Ltd. (Seychelles, regulated by the Financial Services Authority (“FSA”)), the Company provides multi-asset online trading services—including foreign exchange (“FX”), contracts for difference (“CFDs”), equities, commodities, and digital assets—to retail and institutional clients globally.

(b) Wealth Management

Through AD Advisory Services Pty Ltd. (Australia, regulated by the Australian Securities and Investments Commission (“ASIC”)), the Company operates a wealth management business with 28 financial advisors collectively managing and advising on approximately $530 million in funds under advice as of December 31, 2025. This segment provides licensing solutions and financial planning services to independent financial advisors operating under the Company’s Australian Financial Services license.

(c) Technology and Software Development

Through FDCTech, Inc. and Alchemytech Ltd. (Cyprus), the Company develops, licenses, and supports its proprietary Condor Trading Technology suite, which includes the Condor Pro Multi-Asset Trading Platform and the Condor Risk Management back-office system. This technology supports multi-asset trading, risk management, and pricing across FX, equities, commodities, and digital assets and is utilized both internally across the Company’s brokerage subsidiaries and licensed to third-party brokerage firms.

(d) Payment Intermediary Services

Through Xoala Asia (Mauritius, licensed by the Financial Services Commission (“FSC”)), the Company is developing a payment gateway, merchant acquiring, and cross-border payment capabilities to complement its brokerage and wealth management operations. At December 31, 2025, this segment remains in the early stages of development and has not yet generated material revenue.

Regulatory Environment

The Company’s brokerage and wealth management subsidiaries operate under licenses and regulatory oversight from multiple international financial regulatory authorities, including the MFSA (Malta), FCA (United Kingdom), FSA (Seychelles), ASIC (Australia), and FSC (Mauritius). The Company is required to maintain minimum regulatory capital levels and comply with ongoing reporting, conduct-of-business, and anti-money-laundering obligations in each of its operating jurisdictions. Regulatory compliance and capital adequacy are monitored by management on an ongoing basis.

Going Concern Consideration

These consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. Management has evaluated the Company’s ability to continue as a going concern in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 205-40, Presentation of Financial Statements—Going Concern. The Company’s assessment of going concern, including any identified conditions or events that may raise substantial doubt, and management’s plans to mitigate such conditions, are further described in Note 2.

Fiscal Year

The Company’s fiscal year ends on December 31. The consolidated financial statements presented herein are for the year ended December 31, 2025.

Board of Directors

At present, the Company has four members of the Board of Directors. Mitchell M. Eaglstein is the acting Chairman of the Company. Mitchell M. Eaglstein and Imran Firoz are the company’s executive directors and officers. Gope S. Kundnani is considered an executive director by owning at least 10% of the Company’s stock. Jonathan Baumgart is an independent director under NYSE and NASDAQ listing standards.

Mitchell M. Eaglstein and Imran Firoz have been Executive Directors of the Company since January 21, 2016.

On June 15, 2021, the Company appointed Jonathan Baumgart as the Director of the Company.

On September 30, 2022, the Company appointed Gope S. Kundnani as the Director of the Company.